ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

15. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

        Accounts payable and accrued liabilities as of December 31, 2011 and 2012 comprise the following:

	2011	2012	2012
	RUR	RUR	$
Trade accounts payable and accrued liabilities	1,462	2,081	68.5
Salary and other compensation expenses payable/accrued to employees	248	432	14.3

Total accounts payable and accrued liabilities	1,710	2,513	82.8